                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    7/28/00
         ----------------------- --------------------- --------
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     $568,491
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28-                    Red Coat Group, L.L.C.

         [Repeat as necessary.]
























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

                                                                    FORM 13F
                                                                 June 30, 2000
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
   ---------          --------  --------    --------          --------             ---------       --------     --------
                                                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                             ---------------------           -------------------
                       TITLE                             SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)   (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE  SHARE  NONE
---------------------  -----  ---------  ------------    --------- --- ---   ----    -----  -----  -------- --------- -----  ----

AT&T CORP.             COMMON  1957109       1,590,625     50,000                             X         1    50,000
                                             1,590,625     50,000                X                           50,000
AT&T CORP.-LIBERTY
  MEDIA GROUP          CLASS A 1957208       1,756,994     72,500                             X         1    72,500
                                             3,065,652    126,500                X                          126,500
ACTIVISION, INC.       COMMON  4930202         341,250     52,500                             X         1    52,500
                                               958,750    147,500                X                          147,500
ADELPHIA COMMUN-
 ICATIONS CORPOR       COMMON  6848105       6,585,938    140,500                             X         1   140,500
                                             9,351,563    199,500                X                          199,500
AT HOME CORPORATION    COMMON  45919107        767,750     37,000                             X         1    37,000
                                             1,411,000     68,000                X                           68,000
ASSOCIATES FIRST
 CAPITAL CORP          COMMON  46008108        334,688     15,000                             X         1    15,000
                                               780,938     35,000                X                           35,000
BARNES & NOBLE, INC.   COMMON  67774109      4,338,750    195,000                             X         1   195,000
                                             6,897,500    310,000                X                          310,000
CACHEFLOW, INC.        COMMON  126946102    32,271,063    524,200                             X         1   524,200
                                            48,671,313    790,600                X                          790,600
CENDANT CORPORATION    COMMON  151313103     1,750,000    125,000                             X         1   125,000
                                             2,009,000    143,500                X                          143,500
CHRIS-CRAFT
 INDUSTRIES, INC.      COMMON  170520100     2,075,353     31,415                             X         1    31,415
                                             1,471,608     22,276                X                           22,276
CITIGROUP INC.         COMMON  172967101     2,259,375     37,500                             X         1    37,500
                                             3,765,625     62,500                X                           62,500
COMCAST CORPORATION    COMMON  200300200     1,417,500     35,000                             X         1    35,000
                                             2,106,000     52,000                X                           52,000
GO.COM                 COMMON  254687205     2,149,944    180,100                X            X         1   180,100
                                             3,621,838    303,400                X                          303,400
EDISON SCHOOLS INC.    COMMON  281033100     2,840,469    122,500                X                          122,500
FORD MOTOR COMPANY     COMMON  345370100        98,513      2,291                X                            2,291
FOSTER WHEELER
 CORPORATION           COMMON  350244109     5,579,513    646,900                             X         1   646,900
                                             9,276,188  1,075,500                X                        1,075,500
GATEWAY INC.           COMMON  367626108     7,320,750    129,000                             X         1   129,000
                                            12,825,500    226,000                X                          226,000


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HILTON HOTELS
 CORPORATION           COMMON  432848109     8,521,875    909,000                             X         1   909,000
                                             7,166,250    764,400                X                          764,400
IBP, INC.              COMMON  449223106     2,678,406    173,500                             X         1   173,500
                                             3,882,531    251,500                X                          251,500
IMS HEALTH
 INCORPORATED          COMMON  449934108        63,000      3,500                             X         1     3,500
INFORMIX CORPORATION   COMMON  456779107       260,313     35,000                             X         1    35,000
INGERSOLL-RAND
 COMPANY               COMMON  456866102       784,875     19,500                             X         1    19,500
INTERNATIONAL GAME
 TECHNOLOGY            COMMON  459902102     1,232,250     46,500                             X         1    46,500
                                             2,742,750    103,500                X                          103,500
THE INTERPUBLIC
 GROUP OF COMPA        COMMON  460690100     1,644,750     38,250                X                           38,250
                                             2,655,250     61,750                X                           61,750
KANSAS CITY POWER &
 LIGHT COMP            COMMON  485134100     2,002,500     89,000                             X         1    89,000
                                             2,398,500    106,600                X                          106,600
LIBERTY DIGITAL, INC.  COMMON  530436104    25,800,000    860,000                             X         1   860,000
                                            47,430,000  1,581,000                X                        1,581,000
LODGENET ENTERTAIN-
 MENT CORPORA          COMMON  540211109    17,702,500    730,000                             X         1   730,000
                                            44,527,850  1,836,200                X                        1,836,200
MGM GRAND, INC.        COMMON  552953101       803,908     25,000                             X         1    25,000
METRO-GOLDWYN-
 MAYER INC.            COMMON  591610100    13,540,588    518,300                             X         1   518,300
                                            21,746,450    832,400                X                          832,400
MICROSOFT CORPORATION  COMMON  594918104     3,792,000     47,400                             X         1    47,400
                                             7,808,000     97,600                X                           97,600
MIDWAY GAMES INC.      COMMON  598148104       342,368     42,300                             X         1    42,300
                                               709,826     87,700                X                           87,700
THE MONTANA POWER
 COMPANY               COMMON  612085100     1,351,409     38,270                             X         1    38,270
                                             2,035,059     57,630                X                           57,630
NEW FRONTIER MEDIA,
 INC.                  COMMON  644398109       109,688     15,000                X                           15,000
NIKE, INC.             COMMON  654106103     3,443,781     86,500                             X         1    86,500
                                             6,111,219    153,500                X                          153,500
ON COMMAND CORPORA-
 TION                  COMMON  682160106       206,625     14,500                             X         1    14,500
OUTBACK STEAKHOUSE,
 INC.                  COMMON  689899102     2,413,125     82,500                             X         1    82,500
                                             4,314,375    147,500                X                          147,500
OXFORD HEALTH PLANS,
 INC.                  COMMON  691471106     2,119,313     89,000                             X         1    89,000
                                             1,076,325     45,200                X                           45,200
PARKERVISION, INC.     COMMON  701354102     2,723,625     54,000                             X         1    54,000
                                             4,337,625     86,000                X                           86,000
PEPSICO, INC.          COMMON  713448108     2,666,250     60,000                             X         1    60,000
                                             3,999,375     90,000                X                           90,000


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PFIZER, INC.           COMMON  717081103       960,000     20,000                             X         1    20,000
                                               840,000     17,500                X                           17,500
PHILIP MORRIS
 COMPANIES INC.        COMMON  718154107       265,625     10,000                             X         1    10,000
                                               398,438     15,000                X                           15,000
PROFIT RECOVERY GROUP
  INTERNAT             COMMON  743168106       224,438     13,500                             X         1    13,500
PROSOFTTRAINING.COM    COMMON  743477101     2,624,431    156,100                             X         1   156,100
                                             5,363,188    319,000                X                          319,000
RESEARCH IN MOTION
 LIMITED               COMMON  760975102     2,398,250     53,000                             X         1    53,000
                                             2,126,750     47,000                X                           47,000
SOUTHWEST AIRLINES CO. COMMON  844741108     1,855,875     98,000                             X         1    98,000
                                             2,310,375    122,000                X                          122,000
STATION CASINOS, INC.  COMMON  857689103     3,560,702    142,250                             X         1   142,250
                                             4,824,783    192,750                X                          192,750
SUN MICROSYSTEMS, INC. COMMON  866810104     2,728,125     30,000                             X         1    30,000
                                             3,637,500     40,000                X                           40,000
SYLVAN LEARNING
 SYSTEMS, INC.         COMMON  871399101       756,250     55,000                X                           55,000
                                             1,787,500    130,000                X                          130,000
TIME WARNER TELECOM
 INC.                  COMMON  887319101     1,783,188     27,700                             X         1    27,700
USA NETWORKS, INC.     COMMON  902984103     1,340,750     62,000                             X         1    62,000
                                             2,065,188     95,500                X                           95,500
UNITEDGLOBALCOM INC.   COMMON  913247508     1,496,000     32,000                             X         1    32,000
                                             3,272,500     70,000                X                           70,000
VAXGEN, INC.           COMMON  922390208       218,750     10,000                X                           10,000
VIACOM INC.            CLASS B 925524308     4,002,606     58,700                             X         1    58,700
                                             4,657,206     68,300                X                           68,300
WASHINGTON MUTUAL,
 INC.                  COMMON  939322103       721,875     25,000                             X         1    25,000
                                             1,443,750     50,000                X                           50,000
WESTWOOD ONE, INC.     COMMON  961815107       340,313     10,000                             X         1    10,000
                                               340,313     10,000                X                           10,000
WHITEHALL JEWELLERS
 INC                   COMMON  965063100       942,425     50,600                             X         1    50,600
                                               858,613     46,100                X                           46,100
WINK COMMUNICATIONS,
 INC.                  COMMON  974168106     3,660,000    120,000                             X         1   120,000
                                             5,490,000    180,000                X                          180,000
WISCONSIN CENTRAL
 TRANSPORTATI          COMMON  976592105     1,043,900     80,300                             X         1    80,300
                                             5,584,800    429,600                X                          429,600
CNET NETWORKS INC.     COMMON  12613R104       245,625     10,000                             X         1    10,000
                                             1,228,125     50,000                X                           50,000
CABLEVISION SYSTEMS
 CORPORATIO            COMMON  12686C109     3,056,486     45,000                             X         1    45,000
                                             5,094,143     75,000                X                           75,000
THE CHASE MANHATTAN
 CORPORATION           COMMON  16161A108     1,059,438     23,000                             X         1    23,000


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

                                             2,395,250     52,000                X                           52,000
ITC DELTACOM, INC.     COMMON  45031T104       423,938     19,000                             X         1    19,000
INFINITY BROADCASTING
  CORPORATION          COMMON  45662S102     1,090,314     30,000                             X         1    30,000
MERISTAR HOSPITALITY
  CORP.                COMMON  58984Y103       294,218     14,000                             X         1    14,000
                                               546,406     26,000                X                           26,000
NET2000 COMMUNICA-
 TIONS, INC.           COMMON  64122G103       275,100     16,800                             X         1    16,800
REALNETWORKS, INC.     COMMON  75605L104     1,264,063     25,000                             X         1    25,000
                                             3,539,375     70,000                X                           70,000
STARWOOD HOTELS &
 RESORTS WORLD         COMMON  85590A203     2,083,002     64,000                             X         1    64,000
                                             4,133,456    127,000                X                          127,000
TV GUIDE, INC.         COMMON  87307Q109     1,435,075     41,900                             X         1    41,900
                                             3,205,800     93,600                X                           93,600
THE 3DO COMPANY        COMMON  88553W105       270,611     34,500                             X         1    34,500
                                               513,769     65,500                X                           65,500
WHOLE FOODS MARKET,
 INC.-PUT 1            OPTN    9668370TI        36,750         60                X                               60
WORLD WIRELESS
 COMMUNICATIONS        COMMON  98155B102        19,031      5,250                             X         1     5,250
                                                44,406     12,250                X                           12,250
FLAG TELECOM HOLDINGS
  LIMITED              COMMON  G3529L102     2,424,625    163,000                             X         1   163,000
                                             3,822,875    257,000                X                          257,000
ROYAL CARIBBEAN
 CRUISES LTD.          COMMON  V7780T103       323,750     17,500                             X         1    17,500
                                               601,250     32,500                X                           32,500
FLEXTRONICS INTERNA-
 TIONAL LTD.           COMMON  Y2573F102       343,438      5,000                             X         1     5,000





















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02108003.AB2